Summary of significant accounting policies Estimated useful lives of intangible assets (Details 2)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign Currency Translation
Foreign Currency Exchange Rate, Translation	0.1450	0.1569	0.1533
Foreign Currency Average Exchange Rate Translation	0.1486	0.1550	0.1448